STOCK-BASED COMPENSATION - Stock option activity (Details)	12 Months Ended
	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares
Share-based payment arrangements [Abstract]
Stock options outstanding, beginning of year (in shares) | shares	785,429	890,408
Granted (in shares) | shares	176,112	223,144
Exercised (in shares) | shares	(105,398)	(291,659)
Forfeited (in shares) | shares	(32,616)	(36,464)
Stock options outstanding, beginning of year (in shares) | shares	823,527	785,429
Stock options exercisable, end of year, time-vested options | shares	369,483	286,424
Stock options outstanding, beginning of year (in dollars per share) | $ / shares	$ 26.69	$ 21.04
Granted (in dollars per share) | $ / shares	57.71	36.42
Exercised (in dollars per share) | $ / shares	20.45	17.02
Forfeited (in dollars per share) | $ / shares	40.86	25.59
Stock options outstanding, beginning of year (in dollars per share) | $ / shares	33.56	26.69
Stock options exercisable, end of year, time-vested options (in dollars per share) | $ / shares	$ 24.54	$ 21.16